Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock shares authorized	800,000,000	800,000,000
Common stock shares issued	379,334,000	378,566,000
Treasury stock	60,597,000	60,604,000